Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Commercial Officer, Chief Business Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the year ended December 31, 2023, 2022 and 2021 was as follows:

	Years ended December 31,
	2023	2022	2021
Salaries and benefits	$1,647,186	$1,291,058	$673,464

As of December 31, 2023 and 2022, the Company recorded accounts payable – related party of $32,702 and $0, and accrued management salaries of $267,234 and $260,000, respectively.

Remuneration paid to related parties other than key personnel during the year ended December 31, 2023, 2022, and 2021 was as follows:

	Years ended December 31,
	2023	2022	2021
Salaries and benefits	$29,468	$-	$943

During the years ended December 31, 2023, 2022, and 2021, the Company incurred interest expense of $26,469, $32,457, and $36,442 on balances owing to related parties, respectively.

During the years ended December 31, 2023, 2022, and 2021, the Company incurred accretion expense of $10,712, $14,847, and $17,489 on balances owing to related parties, respectively.

During the years ended 2023, 2022, and 2021, we recorded expenses of $57,039, $97,924, and $259,600, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS (and its successor, Uni Targeting Research AS, collectively “ColoAlert AS”), the company from which we exclusively licensed the ColoAlert product. A non-executive director of the Company is also an owner of ColoAlert AS. During the year ended December 31, 2023, 2022 and 2021, we paid ColoAlert AS $885,335, $97,924, and $173,844, respectively. As of December 31, 2023 and 2022, we had liabilities recorded for unpaid costs to ColoAlert AS of $0 and $0, respectively, recorded as Accounts payable – related party.

On February 15, 2023, we entered into an Intellectual Property Asset Purchase Agreement (“IPA”), which supersedes the Licensing and Options Agreements with ColoAlert AS. Pursuant to the IPA, we acquired the intellectual property underlying the ColoAlert test. Pursuant to the IPA, we were able to reduce the price paid for the intellectual property to (i) $2 million cash, to be paid out over the next four years, (ii) 300,000 ordinary restricted shares and (iii) a revenue share limited to $1 per test sold for a period of 10 years. The Company recognized an intangible asset from this purchase and assigned a 10-year useful life. The intangible assets were valued: (a) for the portion to be settled in stock of the Company at the value on the day of closing, or $6.85 per share, and (b) for the cash portion, at the present value of the future payments using a 10% discount. During the year ended December 31, 2023 the Company paid $700,000 to the seller. The Company recorded amortization of $377,183 and interest expense of $100,813 for the year ended December 31, 2023. As of December 31, 2023, the liability for remaining required payments of $1,133,589 is recorded on the Consolidated Statement of Financial Position.